INVESTMENTS IN AFFILIATES (Narrative) (Details)	1 Months Ended	6 Months Ended
	May 31, 2012 CNY (¥)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)	Feb. 26, 2017	Dec. 20, 2012
Schedule of Equity Method Investments [Line Items]
Equity in (loss)/income of affiliated companies		¥ (193,536)	$ (28,548)	¥ 5,099,763
Percentage of equity interests acquired	9.00%
Acquisitions of businesses and investments, net of cash acquired	¥ 7,200,000
Cost Method Investments	¥ 7,200,000
Jinko Power Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity in (loss)/income of affiliated companies				¥ 5,099,763
Percentage of Ownership						28.00%
Sweihan PV Power Company [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of Ownership					40.00%
JinkoSolar Holding Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of Ownership					50.00%